Interim Condensed Consolidated Balance Sheets (unaudited) - CAD ($) $ in Millions		Jul. 31, 2025	Oct. 31, 2024
Assets
Cash and due from banks	[1]	$ 34,927	$ 56,723
Interest-bearing deposits with banks		72,824	66,020
Securities
Trading		204,154	183,300
Investment, net of applicable allowance (Note 4)		333,858	256,618
Securities		538,012	439,918
Assets purchased under reverse repurchase agreements and securities borrowed		265,832	350,803
Loans (Note 5)
Retail		644,791	626,978
Wholesale		387,941	360,439
Loans		1,032,732	987,417
Allowance for loan losses (Note 5)		(7,272)	(6,037)
Loans, net		1,025,460	981,380
Other
Customers' liability under acceptances		18	35
Derivatives		155,023	150,612
Premises and equipment		6,742	6,852
Goodwill		19,316	19,286
Other intangibles		7,426	7,798
Other assets		102,313	92,155
Total other assets		290,838	276,738
Total assets		2,227,893	2,171,582
Deposits (Note 6)
Personal		523,327	522,139
Business and government		918,163	839,670
Bank		39,987	47,722
Total deposits		1,481,477	1,409,531
Other
Acceptances		18	35
Obligations related to securities sold short		47,072	35,286
Obligations related to assets sold under repurchase agreements and securities loaned		266,287	305,321
Derivatives		158,862	163,763
Insurance contract liabilities		23,390	22,231
Other liabilities		101,323	94,677
Total other liabilities		596,952	621,313
Subordinated debentures (Note 10)		13,832	13,546
Total liabilities		2,092,261	2,044,390
Equity attributable to shareholders
Retained earnings		94,971	88,608
Other components of equity		8,221	8,498
Total equity attributable to shareholders		135,563	127,089
Non-controlling interests		69	103
Total equity		135,632	127,192
Total liabilities and equity		2,227,893	2,171,582
Preferred shares and other equity instruments [member]
Equity attributable to shareholders
Issued capital (Note 10)		11,498	9,031
Common shares [member]
Equity attributable to shareholders
Issued capital (Note 10)		$ 20,873	$ 20,952

[1]	We are required to maintain balances due to regulatory requirements or contractual restrictions from central banks, other regulatory authorities, and other counterparties. The total balances were $2 billion as at July 31, 2025 (April 30, 2025 – $2 billion; October 31, 2024 – $2 billion; July 31, 2024 – $2 billion; April 30, 2024 – $2 billion; October 31, 2023 – $3 billion).